Related Party Transactions (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			115 Months Ended	118 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Apr. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2013	Mar. 31, 2014	Jan. 31, 2014 Subsequent Event [Member]	Aug. 31, 2007 Wonpung [Member]	Apr. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2013 Single Active Pharmaceutical Ingredient [Member]	Dec. 31, 2013 Active Pharmaceutical Ingredients [Member]	Oct. 24, 2013 Placement Agent [Member]	Dec. 06, 2011 Placement Agent [Member]	Dec. 31, 2013 Placement Agent [Member]	Dec. 31, 2012 Placement Agent [Member]	Dec. 06, 2011 Advisory Firm [Member]	Dec. 31, 2013 Advisory Firm [Member]
Class of Warrant or Right [Line Items]
Advisory services fees		$ 12,500																$ 272,000	$ 12,500
Percent of fully vested warrants to purchase common stock																			12.00%
Exercise price per share																			$ 0.01
Issuance of warrants to purchase common stock																				36,186,773
Maximum reimbursement expenses, monthly																				5,000
Proceeds from sale of Series A preferred stock				3,494,428	3,220,018		6,714,446	6,714,446									554,700	470,300
Issuance of common stock to founder for cash						1,106				1,500,000
Issuance of common stock to founder for cash, Shares									290,513	1,500,000
Issuance of common stock for fair value of services, Shares											17,250,000	12,751,563
Share based compensation											1,305,200
Additional paid -in capital											1,006,100
Derivative liability											299,100
Issuance of common stock to acquire Medeor, Inc. at fair value, Shares	170,890
Research and development expense				3,750,000
Proceeds from issuance of subordinated promissory notes																	68,400	25,100
Related Party Transaction, Description of Transaction															In consideration for its services, the placement agent was eligible to receive: (a) a cash success fee equal to 8% of the value of the transaction plus a 2% non-reimbursable expense fee which was subsequently modified to a maximum of $150,000 plus, (b) $50,000 for a Fairness Opinion fee deductible against the success fee, and (c) a $50,000 activation fee.	In consideration for its services, the placement agent received: (a) an activation fee of $25,000 and a re-activation fee of $15,000, (b) a cash fee equal to 7% of the Notes Conversion and 10% of the gross proceeds raised in the Financings, and (c) non-accountable expense reimbursement equal to 2% of the gross proceeds raised. The placement agent or its designees also received warrants to purchase shares of the Company's common stock in an amount equal to 10% of the shares of common stock and warrants issued or issuable as part of the units sold in the Series A Preferred Stock Offering and Notes Offerings.
Business combination commercial sale				$ 100,000									$ 4,000,000	$ 2,000,000